TREASURY STOCK	12 Months Ended
Dec. 31, 2025
TREASURY STOCK [Abstract]
TREASURY STOCK
16.	TREASURY STOCK

On November 17, 2025, the Company’s Board of Directors authorized a share repurchase program, under which the Company may repurchase up to $1,000,000 worth of its ADSs, each representing one Class A ordinary share.